FEDERATED STRATEGIC INCOME FUND
(A PORTFOLIO OF FIXED INCOME SECURITIES, INC.)
Class A Shares
Class B Shares
Class C Shares
Class F Shares

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 1996
Effective March 1, 1996, Federated Strategic Income Fund will declare its dividend on a daily basis as opposed to the current policy of declaring its dividend on a monthly basis.
Accordingly, please delete the first sentence in "DIVIDENDS" which appears on page 32 of the combined Class A, Class B and Class C prospectus, and replace it with the following:
     "Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date."
Also, please delete the first sentence under "DIVIDENDS AND DISTRIBUTIONS" which appears on page 20 of the Class F Shares' prospectus, and replace it with the following:
     "Dividends are declared daily and paid monthly."
                                                               March 7, 1996

FEDERATED SECURITIES CORP.
   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   338319700
   338319866
   338319809
   338319882
   G01055-05 (3/96)
   CMR 602042